Annual Total Returns[BarChart] - International Opportunities Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.62%)	22.04%	21.14%	(5.21%)	8.48%	(0.56%)	39.36%	(17.50%)	25.74%	16.88%